Credit from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2024
Credit From Banks And Others [Abstract]
Schedule of composition
A.	Composition

As of December 31
2024	2023
$ millions	$ millions

Short-term debt
From financial institutions	276	283
Current maturities of:
Debentures	4	441
Long-term loans from financial institutions	26	62
Lease Liability	78	72
	108	575
Total Short-Term debt	384	858
Long- term debt and debentures
Long term lease liability	264	276
Loans from financial institutions	801	734
	1,065	1,010

Marketable debentures	906	1,203
Non-marketable debentures	46	191
	952	1,394
	2,017	2,404
Less – current maturities of:
Debentures	4	441
Long-term loans from financial institutions	26	62
Lease liability	78	72
	108	575

Total Long- term debt and debentures	1,909	1,829

Schedule of yearly movement in credit from banks and others
B.	Yearly movement in Credit from Banks and Others (*)

As of December 31
2024	2023
$ millions	$ millions

Balance as of January 1	2,703	2,813
Changes from financing cash flows
Receipt of long-term debts	889	633
Repayment of long-term debt	(1,302)	(836)
Repayment of short-term credit	(1)	(25)
Interest paid	(122)	(125)
Receipt from transaction in derivatives, net	(2)	5
Total net financing cash flows	(538)	(348)
Initial recognition of lease liability	97	94
Interest expenses	152	164
Effect of changes in foreign exchange rates	(60)	18
Change in fair value of derivatives	-	26
Other changes	(53)	(64)
Balance as of December 31	2,301	2,703

(*) The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.

Schedule of information on material loans and debentures
D.	Information on material loans and debentures outstanding as of December 31, 2024:

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	US Dollar	713	6.38%	May 2038	(2), (3)
Debentures - Series G	January/May 2020	766	Israeli Shekel	193	2.40%	2022- 2034 (annual installment)	Partially repaid (3), (4)
Debentures (private offering) – 3 series	January 2014	275	US Dollar	46	5.31%	January 2026	(1)
Sustainability linked loan (SLL)	September 2021	250	Euro	260	0.80%	September 2026	(5)
Loan - European Bank	September 2021	25	Euro	26	0.95%	June 2025

Schedule of credit facilities
E.	Credit facilities:

Issuer	Group of international banks
Date of the credit facility	April 2023
Date of credit facility termination	April 2029
The amount of the credit facility	USD 1,550 million (1)
Credit facility has been utilized	Euro 500 million
Interest rate	Up to 33% use of credit: Euribor/ SOFR + 0.69%. From 33% to 66% use of credit: Euribor/ SOFR + 0.89% 66% or more use of credit: Euribor/ SOFR + 1.04%
Loan currency type	USD and Euro loans
Pledges and restrictions	Financial covenants - see Section F, a cross-default mechanism and a negative pledge (2)
Non-utilization fee	0.245%

(1)
In April 2023, the Company entered into a Sustainability-Linked Revolving Credit Facility Agreement between ICL Finance B.V., as borrower, and a consortium of twelve international banks for $1,550 million. The Sustainability-Linked RCF replaced a previous revolving credit facility which was due to expire in 2025. In April 2024, all lenders exercised the option to extend the agreement by one year, until April 2029.

(2)
In line with ICL’s strategic commitment to sustainability, the Sustainability-Linked RCF follows ICL’s initial Sustainability-Linked Term Loan dated September 2021. The Sustainability-Linked RCF includes three Key Performance Indicators (KPIs) which have been designed to align with ICL’s sustainability goals: a reduction in Absolute Scope 1 & 2 GHG Emissions; an increase in the percentage of female representation among senior ICL management; and an increase in the number of valid TfS (Together for Sustainability initiative) scorecards obtained for ICL Group suppliers. Each of these goals will be assessed regularly during the term of the Sustainability-Linked RCF through third-party verification of ICL’s performance in these areas.

Schedule of restrictions on the group relating to the receipt of credit
Financial Covenants:

Financial Covenants (1)(2)	Financial Ratio Required under the Agreement	Financial Ratio December 31,
2024

Total shareholder's equity	Equity above $2,000 million	$ 5,724 million
Ratio of EBITDA to the net interest expenses	Equal to or above 3.5	14.15
Ratio of the net financial debt to EBITDA	Less than 3.5	1.19
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	2.64%

(1)
The examination of compliance with the financial covenants is based on the Company's consolidated financial statements. As of December 31, 2024, the Company complies with all of its financial covenants.

(2)	The EBITDA calculation for the financial covenants, which amounted to $1,412 million in 2024, is according to the agreements with the financial institutions.